EQUITY INCENTIVE PLANS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 18, 2024	Mar. 31, 2015	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of employee stock options granted (in dollars per share)			$ 8.05	$ 14.45	$ 14.45	$ 10.14
Unrecognized share-based compensation expense, options			$ 15.2		$ 2.4
RSU and PRSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional awards were granted (in shares)			153,012		75,778
Weighted-average period to recognize unrecognized compensation cost (in years)			2 years 7 months 6 days		2 years
RSUs and PRSUs granted (in dollars per share)			$ 12.3	$ 20.1	$ 20.04	$ 16.64
Fair value of RSUs and PRSUs			$ 1.0	$ 0.7	$ 0.7	$ 1.6
Estimated unrecognized share-based compensation expense			$ 2.3		$ 1.7
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period to recognize unrecognized compensation cost (in years)			2 years 10 months 24 days		1 year 10 months 24 days
2024 Equity Incentive Plan, 2020 Inducement Incentive Plan and 2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional awards were granted (in shares)	0
Term for stock options to be granted (in years)	10 years
Price of stock option as percentage of estimated fair value of shares on date of grant (as a percent)	100.00%
Voting power threshold (as a percent)	10.00%
2024 Equity Incentive Plan, 2020 Inducement Incentive Plan and 2015 Equity Incentive Plan | More than 10% of Voting Power
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price of stock option as percentage of estimated fair value of shares on date of grant (as a percent)	110.00%
2024 Equity Incentive Plan, 2020 Inducement Incentive Plan and 2015 Equity Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
2024 Equity Incentive Plan, 2020 Inducement Incentive Plan and 2015 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years
2015 EIP and 2020 IIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term for stock options to be granted (in years)		10 years
Price of stock option as percentage of estimated fair value of shares on date of grant (as a percent)		100.00%
Voting power threshold (as a percent)		10.00%
Automatic annual increase in shares authorized for issuance in equity incentive plan (as a percent)		4.00%
2015 EIP and 2020 IIP | More than 10% of Voting Power
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price of stock option as percentage of estimated fair value of shares on date of grant (as a percent)		110.00%
2015 EIP and 2020 IIP | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		3 years
2015 EIP and 2020 IIP | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		4 years
2015 Employee Stock Purchase Plan | ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price of stock option as percentage of estimated fair value of shares on date of grant (as a percent)		85.00%
Automatic annual increase in shares authorized for issuance in equity incentive plan (as a percent)		1.00%
Employee payroll deduction under the stock plan (as a percent)		15.00%
Issuance of common stock under Employee Stock Purchase Plan (in shares)			7,050	8,060	15,465	18,168
Total unrecognized compensation expense related to the ESPP			$ 0.1
Weighted-average period to recognize unrecognized compensation cost (in years)			7 months 6 days		4 months 24 days
2015 Employee Stock Purchase Plan | Maximum | ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares outstanding (in shares)		24,516